Merchant Acquiring Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Merchant Acquiring Revenues [Abstract]
Merchant Acquiring Revenues

Note 8 – Merchant Acquiring Revenues

Merchant acquiring revenues are presented net of interchange fees and assessments charged by credit and debit card associations. Said interchange fees and assessments charged by credit and debit card associations to the Company amounted to $21.1 million and $23.9 million for the three months ended March 31, 2012 and 2011, respectively.

Note 15—Merchant Acquiring Revenues

Merchant acquiring revenues are presented net of interchange fees and assessments charged by credit and debit card associations. Said interchange fees and assessments charged by credit and debit card associations to the Company amounted to $95.5 million for the year ended December 31, 2011, $25.4 million for the three months ended December 31, 2010, $60.9 million for the nine months ended September 30, 2010 and $76.7 million for the year ended December 31, 2009.